Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and equivalents (note 14A)	$ 2,085	$ 2,234
Accounts receivable	194	239
Inventories	1,940	1,890
Other current assets	356	321
Total current assets	4,575	4,684
Non-current assets
Equity in investees (note 12)	1,214	1,213
Property, plant and equipment	13,727	13,806
Goodwill	1,330	1,330
Intangible assets	230	255
Deferred income tax assets	1,072	1,069
Non-current portion of inventory	1,781	1,681
Other assets	1,193	1,270
Total assets	25,122	25,308
Current liabilities
Accounts payable	944	1,059
Debt (note 14B)	680	59
Current income tax liabilities	270	298
Other current liabilities	266	331
Total current liabilities	2,160	1,747
Non-current liabilities
Debt (note 14B)	5,712	6,364
Provisions	3,108	3,141
Deferred income tax liabilities	1,341	1,245
Other liabilities	1,695	1,744
Total liabilities	14,016	14,241
Equity
Capital stock (note 16)	20,900	20,893
Deficit	(11,701)	(11,759)
Accumulated other comprehensive loss	(164)	(169)
Other	321	321
Total equity attributable to Barrick Gold Corporation shareholders	9,356	9,286
Non-controlling interests	1,750	1,781
Total equity	11,106	11,067
Contingencies and commitments (notes 5 and 17)
Total liabilities and equity	$ 25,122	$ 25,308